CONCENTRATIONS AND RISKS	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 9 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia.  Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through March 31, 2016.

Receivable Concentration

As of March 31, 2016 and June 30, 2015, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Product and Patent Concentration

As of March 31, 2016, the Company was undertaking preclinical activities for their lead product. The Company was also undertaking research to uncover the mechanism of action of their lead product in order to screen new compounds for development.

The Company previously expanded by the filing of an international PCT patent application (No. PCT/AU2010/001403) directed to enhanced proenzyme formulations and combination therapies. The international PCT application has been based on previous provisional patent applications capturing the Company’s ongoing research and development in this area.

The Company received grant status in South Africa and more recently in Australia, Japan and New Zealand.  In addition, the USPTO and the EPO have made preliminary indications that key features of our technology are patentable.  The Company is presently working towards securing a patent in each region, covering as many aspects of its technology as possible, while also actively seeking protection throughout Eastern Europe, Asia and South America. Individual countries and regions, include United States, Canada, Japan, Brazil, China, Mexico, Hong Kong, Singapore, Israel, Chile, Peru, Malaysia, Vietnam, Indonesia, Europe, Russia, India, and South Korea. The patent is granted in South Africa, Australia, and New Zealand.

In addition to the Company’s lead patent, another four applications have been filed, or presently under examination. Two patents have been filed in the United States, one in Spain and another in Australia.

Further provisional patent filings are also expected to be filed to capture and protect additional patentable subject matter that is identified, namely further enhanced formulations, combination treatments, use of recombinant products, modes of action and molecular targets.

Foreign Operations

As of March 31, 2016 and June 30, 2015, the Company's operations are based in Australia.

NOTE 11 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia.  Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through June 30, 2015.

Receivable Concentration

As of June 30, 2015 and 2014, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Product and Patent Concentration

As of June 30, 2015 the Company was undertaking preclinical activities for their lead product. The Company was also undertaking research to uncover the mechanism of action of their lead product in order to screen new compounds for development.

The Company previously expanded by the filing of an international PCT patent application (No. PCT/AU2010/001403) directed to enhanced proenzyme formulations and combination therapies. The international PCT application has been based on previous provisional patent applications capturing the Company’s ongoing research and development in this area.

The Company received grant status in South Africa and more recently in Australia and New Zealand.  In addition, the USPTO and the EPO have made preliminary indications that key features of our technology are patentable.  The Company is presently working towards securing a patent in each region, covering as many aspects of its technology as possible, while also actively seeking protection throughout Eastern Europe, Asia and South America. Individual countries and regions, include United States, Canada, Japan, Brazil, China, Mexico, Hong Kong, Singapore, Israel, Chile, Peru, Malaysia, Vietnam, Indonesia, Europe, Russia, India, and South Korea. The patent is granted in South Africa, Australia, and New Zealand.

Further provisional patent filings are also expected to be filed to capture and protect additional patentable subject matter that is identified, namely further enhanced formulations, combination treatments, use of recombinant products, modes of action and molecular targets.

Foreign Operations

As of June 30, 2015 and 2014, the Company's operations are based in Australia.